UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, November 14, 2007

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                                ---------------

Form 13F Information Table Entry Total:                   48
                                                ---------------

Form 13F Information Table Value Total:             $418,290
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ACCURAY INC                    COM    004397105    22,950  1,314,419  S/H          OTHER            1          -     22,950     -

ALTUS PHARMACEUTICALS INC      COM    02216N105     2,544    242,502  S/H          OTHER            1          -      2,544     -

Adams Respiratory              COM    00635P107     9,484    246,094  S/H          OTHER            1          -      9,484     -

AMGEN INC                      COM    031162100    26,593    470,085  S/H          OTHER            1          -     26,593     -

ANTIGENICS INC DEL COM         COM    037032109        24     10,000  S/H          OTHER            1          -         24     -

ARTES MEDICAL                  COM    04301Q100       366     92,300  S/H          OTHER            1          -        366     -

ATS MED INC                    COM    002083103     9,061  5,005,821  S/H          OTHER            1          -      9,061     -

BARR PHARMACEUTICALS INC       COM    068306109     4,211     74,000  S/H          OTHER            1          -      4,211     -

BIOMARIN PHARMACEUTICA COM     COM    09061G101    14,195    570,081  S/H          OTHER            1          -     14,195     -

BIONOVO INC                    COM    090643107       115     29,900  S/H          OTHER            1          -        115     -

CARDINAL HEALTH INC            COM    14149Y108     3,033     48,500  S/H          OTHER            1          -      3,033     -

CORCEPT THERAPEUTICS           COM    218352102        98     20,000  S/H          OTHER            1          -         98     -

DENDREON CORP                  COM    24823Q107       793    103,146  S/H          OTHER            1          -        793     -

DIALYSIS CORP OF AMERICA       COM    252529102     1,973    202,612  S/H          OTHER            1          -      1,973     -

DYAX CORP                      COM    26746E103     7,492  2,081,220  S/H          OTHER            1          -      7,492     -

EMAGEON INC                    COM    29076V109    14,940  1,782,760  S/H          OTHER            1          -     14,940     -

EMERGENCY MEDICAL SERVICES
CORP CL A                      CL A   29100P102     1,454     48,076  S/H          OTHER            1          -      1,454     -

FOX HOLLOW TECHNOLOGIES INC    COM    35166A103     7,327    277,536  S/H          OTHER            1          -      7,327     -

GENTIUM SPA                    ADR    37250B104       727     31,640  S/H          OTHER            1          -        727     -

GENENTECH INC                  COM    368710406    20,610    264,168  S/H          OTHER            1          -     20,610     -

GENEREX BIOTECHNOLOGY CORP     COM    371485103        15     10,000  S/H          OTHER            1          -         15     -

GENITOPE CORP                  COM    37229P507       206     45,960  S/H          OTHER            1          -        206     -

HI-TECH PHARMACAL INC          COM    42840B101    16,124  1,358,365  S/H          OTHER            1          -     16,124     -

HANSEN MEDICAL INC             COM    411307101       923     34,050  S/H          OTHER            1          -        923     -

HEALTHSOUTH CORP               COM    421924309     4,618    263,731  S/H          OTHER            1          -      4,618     -

HYTHIAM INC COM                COM    44919F104       525     70,947  S/H          OTHER            1          -        525     -

LIFEPOINT HOSPITALS COM        COM    53219L109    36,761  1,224,946  S/H          OTHER            1          -     36,761     -

MEDIS TECHNOLOGIES LTD COM     COM    58500P107     1,178     90,580  S/H          OTHER            1          -      1,178     -

MERIT MEDICAL SYSTEMS INC      COM    589889104    17,982  1,385,329  S/H          OTHER            1          -     17,982     -

MINRAD INT INC                 COM    60443P103     2,793    583,156  S/H          OTHER            1          -      2,793     -

NUTRI SYS INC                  COM    67069D108     7,502    160,000  S/H          OTHER            1          -      7,502     -

NXSTAGE MEDICAL INC COM        COM    67072V103       682     47,100  S/H          OTHER            1          -        682     -

ORCHID CELLMARK INC            COM    68573C107    13,178  2,357,407  S/H          OTHER            1          -     13,178     -

OREXIGEN THERAPEUTICS INC      COM    686164104       436     33,000  S/H          OTHER            1          -        436     -

OSIRIS THERAPEUTICS INC        COM    68827R108       944     73,271  S/H          OTHER            1          -        944     -

PDL BIOPHARMA INC              COM    69329Y104    33,715  1,560,156  S/H          OTHER            1          -     33,715     -

PENWEST PHARMACEUTICAL COM     COM    709754105    14,087  1,279,513  S/H          OTHER            1          -     14,087     -

RURAL / METRO CORP COM         COM    781748108    11,919  3,701,647  S/H          OTHER            1          -     11,919     -

SKILLED HEALTHCARE GROUP INC
CL A                           CL A   83066R107    13,378    849,400  S/H          OTHER            1          -     13,378     -

TENET HEALTHCARE CORP          COM    88033G100    20,160  6,000,000  S/H          OTHER            1          -     20,160     -

TEVA PHARM ADR                 ADR    881624209    10,000    224,876  S/H          OTHER            1          -     10,000     -

TONGJITANG CHINESE MED CO ADR  ADR    89025E103     4,768    456,226  S/H          OTHER            1          -      4,768     -

TRIMERIS INC                   COM    896263100    12,304  1,581,455  S/H          OTHER            1          -     12,304     -

UNITED THERAPEUTICS CORP       COM    91307C102     5,989     90,000  S/H          OTHER            1          -      5,989     -

UNITEDHEALTH GROUP INC         COM    91324P102    22,796    470,700  S/H          OTHER            1          -     22,796     -

VISTACARE INC                  COM    92839Y109    10,944  1,673,350  S/H          OTHER            1          -     10,944     -

YM BIOSCIENCES INC             COM    984238105     3,781  2,487,606  S/H          OTHER            1          -      3,781     -

ZOLL MEDICAL CORP              COM    989922109     2,592    100,000  S/H          OTHER            1          -      2,592     -


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